INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventory balance consists of the following:

	As of December 31,
	2023	2024
	$US	$US
Finished goods	3,131,752	5,356,439
Work in progress	2,059,828	2,906,771
Raw materials	186,467	314,479
Less: Inventory provision	(612,305)	(1,261,660)
Total	4,765,742	7,316,029